Investment Strategy	Jun. 26, 2026
SIMPLIFY US EQUITY INCOME ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Principal Investment Strategies: The Adviser seeks to achieve the Fund’s investment objective by investing primarily in equity securities of U.S. companies and applying an option overlay strategy to the equity investments.

U.S. Equity Strategy

The Fund has adopted a non-fundamental policy that, under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. companies. The Fund defines equity securities as common stock, preferred stock, options on common or preferred stock, exchange-traded funds (“ETFs”) that have an 80% investment policy to invest among the preceding, options on these ETFs, and options on an equity index. The Fund defines U.S. companies as those organized in the U.S.; having a class of securities whose principal securities market is in the U.S.; or derives 50% or more of its total revenues or earnings from goods produced, sales made, or services provided in the U.S., or maintains 50% or more of its employees, assets, investments, operations, or other business activity in the U.S. The Fund invests in companies without restriction as to capitalization. The Adviser does not frequently trade U.S. equities but seeks to maintain consistent exposure to the U.S. equity market.

Option Overlay Strategy

The option overlay strategy includes purchasing and selling exchange-traded and over-the-counter (“OTC”) options on equity indices or one or more equity index ETFs. The options strategy may consist of a mix of written (sold) options and long (bought) options. A call option gives the owner the right, but not the obligation, to buy a stock or other reference asset at a specified price (strike price) within a specific time period. A put option gives the owner the right, but not the obligation, to sell a stock or other reference asset at a specified price (strike price) within a specific time period.

The Adviser selects options based upon its evaluation of relative value based on cost, strike price (price that the option can be bought or sold by the option holder) and maturity (the last date the option contract is valid) and will exercise or close the options based on maturity or portfolio rebalancing requirements. The Fund anticipates purchasing and selling options on a monthly, quarterly, or annual basis, depending upon the Fund’s rebalancing requirements and the individual option expiration dates. However, the Fund may rebalance its option portfolio on a more frequent basis for a number of reasons such as market volatility renders the protection provided by the option strategy ineffective or an option position has appreciated to the point that it is prudent to decrease the Fund’s exposure and realize gains for the Fund’s shareholders.

The Adviser may employ options spreads to manage risk. In these income-seeking option spreads, the Fund writes a call or put option while purchasing a call or put option that is further out of the money to partially offset the risk of the written option.

In addition to the use of options described above, the Fund may use future contracts (derivative contracts that obligate the buyer or seller to transact at a set price and predetermined time), primarily on one or more U.S. equity indexes, to hedge a portion of the Fund’s equity risk as well as to lock in (monetize) options gains if it is more economically efficient than closing out an option position or if the Fund is unable to purchase or write the options necessary for its overlay strategy.

The Fund seeks to generate monthly income from the dividends received from the Fund’s equity holdings and any premiums earned from writing options. The Fund’s strategy attempts to provide tax efficiency through a variety of techniques. Index options may receive favorable tax treatment under Internal Revenue Code rules as “Section 1256 Contracts”, whose gains are treated as 60% long term and 40% short term, regardless of how long the contracts were held. In addition, the Fund may seek to take advantage of tax-loss harvesting opportunities on the options strategy and/or the equity positions. This can be accomplished by taking investment losses from certain equity and/or options positions to offset realized taxable gains of equities and/or options.

The Adviser may invest in affiliated money market ETFs to manage liquidity or to pledge as collateral for derivatives.